INV INST | BlackRock Large Cap Growth Fund
Fund Overview Key Facts About BlackRock Large Cap Growth Fund
Investment Objective

The investment objective of BlackRock Large Cap Growth Fund ("Growth Fund" or the "Fund"), a series of BlackRock Large Cap Series Funds, Inc., is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Growth Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock"). More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 28 of the Fund's prospectus and in the "Purchase of Shares" section on page II-59 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - INV INST BlackRock Large Cap Growth Fund	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.50%	[2]	1.00%	[3]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section "Details About the Share Classes — Investor B Shares" in the Fund's prospectus for the complete schedule of CDSCs.)
[3]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - INV INST BlackRock Large Cap Growth Fund		Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1]	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	1.00%	none	0.50%
Other Expenses	[1]	0.52%	0.58%	0.55%	0.46%	0.60%
Administration Fees	[1]	0.25%	0.25%	0.25%	0.25%	0.25%
Miscellaneous Other Expenses	[1]	0.27%	0.33%	0.30%	0.21%	0.35%
Total Annual Fund Operating Expenses	[1]	1.27%	2.08%	2.05%	0.96%	1.60%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of Master Large Cap Growth Portfolio ("Master Growth Portfolio" or the "Portfolio"), a series of Master Large Cap Series LLC. Management fees are paid by Master Growth Portfolio.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - INV INST BlackRock Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	648	907	1,185	1,978
Investor B Shares	661	1,002	1,319	2,203
Investor C Shares	308	643	1,103	2,379
Institutional Shares	98	306	531	1,178
Class R Shares	163	505	871	1,900

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - INV INST BlackRock Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor B Shares	211	652	1,119	2,203
Investor C Shares	208	643	1,103	2,379

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 169% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Growth Fund seeks to achieve its objective by investing at least 80% of its assets in equity securities, primarily common stock, of large cap companies located in the United States that BlackRock selects from among those that are, at the time of purchase, included in the Fund's benchmark, the Russell 1000® Growth Index. Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Large cap companies are companies that at the time of purchase have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index. As of June 24, 2011, the most recent rebalance date, the lowest market capitalization in this group was $1.6 billion. The market capitalizations of companies in the index change with market conditions and the composition of the index.

The Fund is a "feeder" fund that invests all of its assets in Master Growth Portfolio, which has the same investment objective and strategies as the Fund. All investments are made at the Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the Portfolio. For simplicity, the prospectus uses the terms "Growth Fund" or "Fund" (as applicable) to include the Portfolio.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Growth Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

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Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information

The information shows you how Growth Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the Russell 1000® Growth Index. The returns for Class R Shares prior to January 3, 2003, the commencement of operations of Class R Shares, are based upon the performance of the Fund's Institutional Shares. The returns for Class R Shares, however, are adjusted to reflect the distribution and service (12b-1) fees applicable to Class R Shares. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Updated information on the Fund's results can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Investor A Shares ANNUAL TOTAL RETURNS Growth Fund As of 12/31
[1]	A portion of the Fund's total return was attributable to proceeds received in the fiscal period ended September 30, 2009 in a settlement of litigation.

During the ten-year period shown in the bar chart, the highest return for a quarter was 16.04% (quarter ended September 30, 2009) and the lowest return for a quarter was –19.34% (quarter ended September 30, 2011).

As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns - INV INST BlackRock Large Cap Growth Fund	1 Year	5 Years		10 Years
Investor A Shares	(5.09%)	(1.06%)	[1]	2.13%	[1]
Investor A Shares Return After Taxes on Distributions	(5.14%)	(1.16%)	[1]	2.07%	[1]
Investor A Shares Return After Taxes on Distributions and Sale of Shares	(3.31%)	(0.90%)	[1]	1.83%	[1]
Investor B Shares	(5.11%)	(1.15%)	[1]	2.04%	[1]
Investor C Shares	(1.63%)	(0.76%)	[1]	1.88%	[1]
Institutional Shares	0.51%	0.33%	[1]	2.99%	[1]
Class R Shares	(0.20%)	(0.33%)	[1]	2.44%	[1]
Russell 1000 Growth Index (Reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	[1]	2.60%	[1]
[1]	A portion of the Fund's total return was attributable to proceeds received in the fiscal period ended September 30, 2009 in a settlement of litigation.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.